REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                              NEW YORK, N.Y. 10020






                                                            March 6, 2008


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:      California Daily Tax Free Income Fund, Inc.
         Investment Company Act File No. 811-4922
         Form N-CSR
         Certified Shareholder Report of Registered Investment Companies

Dear Sir or Madam:

On behalf of California Daily Tax Free Income Fund, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Form N-CSR and applicable exhibits for the period ending December 31, 2007.


                                                            Very truly yours,


                                                            /s/Lisette Rivera
                                                            ------------------
                                                            Lisette Rivera
                                                            Compliance Assistant



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